Other financial assets	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Other financial assets
12.	Other financial assets

(in €‘000)	June 30, 2022	December 31, 2021
Pledged bank balances	19,877	18,887
Derivatives	2,754	31,095
Investments in equity securities	41,984	—
Total	64,615	49,982
Non-current	64,615	19,582
Current	—	30,400
Total	64,615	49,982
Pledged bank balances
During the six months ended June 30, 2022, the Group has pledged additional
bank balances to secure the payment of interest and commitment fees to the Group’s external lender for an amount of €990 thousand. All pledged bank balances have an original maturity of three months or more. Therefore, the Group has presented its pledged bank balances as other financial assets in the consolidated statement of financial position, as opposed to cash and cash equivalents.
As at June 30, 2022, pledged bank balances for an amount of €19,877 thousand (December 31, 2021: €18,887 thousand) have an original maturity of twelve months or more and are presented as non-current.
There were no pledged bank balances that have an original maturity between three and twelve months.
As at June 30, 2022, the
non-current
portion relates to bank balances pledged to secure the payment of interest and commitment fees to the Group’s external lender for an amount of €18,247 thousand (December 31, 2021: €17,257 thousand) and bank balances pledged to secure payments to suppliers of the Group for an amount of €430 thousand (December 31, 2021: €430 thousand). As at June 30, 2022 and December 31, 2021
,

these pledged bank balances have a maturity of twelve months or more and are presented as non-current.
During previous reporting periods, the Group received subsidies in advance from the Innovation and Networks Executive Agency (“INEA”), an agency established by the European Commission. The Group pledged bank balances as a security, in the event the Group is required to repay the subsidy. As at June 30, 2022, the Group pledged

bank balances in relation to these subsidies for an amount of €
1,200
 thousand (December
31
,
2021
: €
1,200
thousand).
Derivatives
Purchase option to acquire MOMA
On March 26, 2021, the Group entered into two option agreements, pursuant to which the Group was entitled to purchase shares representing 8.50% of the share capital (on a fully diluted basis) of
MOMA,
a service provider for the Group’s EV Cloud platform — and 100% of a third-party company, which held 42.0% of the share capital of MOMA. The provisions of the shareholder’s agreement of MOMA include drag-along rights. Consequently, the Group was required to acquire the remaining 49.50% of the share capital of MOMA upon exercising its option rights, under similar terms and conditions as the original option agreements. The purchase price for 100% of the share capital of MOMA amounts to €60,000 thousand.
On September 28, 2021, the Group extended the option agreements under similar terms and conditions as the original option agreements. After the extension, the options could be exercised up to and until February 28, 2022. On February 2, 2022, the Group extended the option agreements.
On April 26, 2022, the Group notified MOMA that it intends to exercise its purchase options, subject to, inter alia, obtaining approval from the workers council and simultaneous signing and closure of share purchase agreements for the acquisition of the Direct and Indirect MOMA Shares. Pursuant to the exercise of the Option Rights, on June 7, 2022, Allego Holding B.V closed two separate share and sale purchase agreements (the “Agreements”) to acquire shares representing 100% of the share capital of
MOMA
in a business combination agreement (the “MOMA Business Combination”). For further details refer to Note 4.
The
MOMA

options qualified as derivatives and were accounted at fair value through profit and loss. During the six-month
period ended June 30, 2022, and up until June 7, 2022, the acquisition date of MOMA, the Group recognized a fair value loss of €3,200 thousand (June 30, 2021: gain of €230 thousand) in relation to the options. As of June 7, 2022, the fair value of these options amounted to € nil (December 31, 2021: €3,200 thousand). The assumptions and model used for estimating the fair value of the purchase options to acquire MOMA are disclosed in Note 19. As at June 30, 2022, the Group no longer holds these derivative options.
Purchase option to acquire
Mega-E
On July 28, 2021, the Group and Meridiam EM — an indirectly wholly-owned subsidiary of Meridiam SAS, the Company’s then
ultimate parent — entered into a call option agreement to acquire 100%
of the share capital of Mega-E. Meridiam EM is a related party under common control. The Group paid no consideration for the option. The exercise of the call option by the Group is conditional upon satisfaction of the SPAC Transaction contemplated under the BCA and the call option was exercisable by the Group at the earliest on January 15, 2022, and within the six-month period thereafter. The purchase price under the option amounted to
€9,456 thousand.
On March 16, 2022, the Group consummated SPAC Transaction, thereby becoming able to exercise its call option right pursuant to the terms of the Mega-E Option agreement. Therefore, the Group reassessed its control assessment over Mega-E and concluded that the call option provided the Group with potential voting rights, which became substantive as of March 16, 2022, being the date all conditions under the call option agreement were met and Allego effectively obtained control over Mega-E. Refer to Note 4 for further details.
The
 Mega-E
option qualified as a derivative and was accounted at fair value through profit and loss. During the six-month
period ended June 30, 2022, and up until March 16, 2022, the date the Group obtained control over
Mega-E,
the Group recognized a fair value gain of €7,056 thousand (June 30, 2021: € nil) in relation to the option in the consolidated statement of profit or loss within other income. As of March 16, 2022, the fair value of the option amounted to €34,256 thousand (December 31, 2021: €27,200 thousand). The assumptions and model used for estimating the fair value of the purchase option to acquire
Mega-E
are disclosed in Note 19. As at June 30, 2022, pursuant to the Group having substantive rights to exercise the Call Option, the derivative option is eliminated and a deferred consideration liability is recognized with respect to the exercise price.
Other derivatives
Included in the Group’s derivatives balance is an interest rate cap for which the Group entered into an agreement in September 2019 with its external lender to hedge its interest rate risk exposure. The derivative is only used for economic hedging purposes and not as a speculative investment. The Group does not apply hedge accounting. Therefore, the Group accounts for the derivative at fair value through profit or loss.
During the six months ended June 30, 2022, the Group recognized a fair value gain of €2,060 thousand (June 30, 2021: gain of €147 thousand) on its interest rate cap. As at June 30, 2022, the fair value of the interest rate cap amounts to €2,754 thousand (December 31, 2021: €695 thousand).
Fair value changes of the Group’s interest rate cap derivative are recognized in the consolidated statement of profit or loss, within finance costs. Refer to Note 19 for information about the methods and assumptions used in determining the fair value of the interest rate cap.
Investment in equity securities
The Group’s investments in equity securities relate to an investment in Voltalis SA (“Voltalis”), a private company that provides distributed demand response products which enable households to achieve energy savings. The Group acquired the investment through the acquisition of MOMA.
As of June 30, 2022, the Group holds 16% (December 31, 2021: € nil) of the total share capital of Voltalis, which has a fair value of €41,984 thousand (December 31, 2021: € nil). No fair value gain or loss has been recognized with respect to this investment during the six months ended June 30, 2022.
Fair value changes of the Group’s investment in equity securities are recognized in the consolidated statement of other comprehensive income. Refer to Note 19 for information about the methods and assumptions used in determining the fair value of the investment.

18.	Other financial assets

(in €‘000)	December 31, 2021	December 31, 2020

Pledged bank balances	18,887	16,324
Derivatives	31,095	102
Total	49,982	16,426
Non-current	19,582	16,426
Current	30,400	—
Total	49,982	16,426
Pledged bank balances
During
the year ended December 31, 2021, the Group has utilized the maximum amount of available credit facility and pledged additional bank balances to secure the payment of interest and commitment fees to the Group’s external lender for an amount of €2,563 thousand.
All pledged bank balances have an original maturity of three months or more. Therefore, the Group has presented its pledged bank balances as other financial assets in the consolidated statement of financial position, as opposed to cash and cash equivalents.
As
 at December 31, 2021, pledged bank balances for an amount of €
18,887
thousand (December 31, 2020: €
16,324
thousand) have an original maturity of
twelve
months or more and are presented as
non-current.
There were
no
pledged bank balances that have an original maturity between three
and
twelve
months.
As
at December 31, 2021, the
non-current
portion relates to bank balances pledged to secure the payment of interest and commitment fees to the Group’s external lender for an amount of €17,257 thousand (December 31, 2020: €14,694 thousand) and bank balances pledged to secure payments to suppliers of the Group for an amount of €430 thousand (December 31, 2020: €430 thousand).
 As at December 31, 2021 and 2020 these pledged bank balances have a maturity of twelve months or more and are presented as non-current.

During
the year ended December 31, 2021, the Group received subsidies in advance from the Innovation and Networks Executive Agency (“INEA”), an agency established by the European Commission. The Group pledged bank balances as a security, in the event the Group is required to repay the subsidy. As at December 31, 2021, the Group pledged bank balances in relation to these subsidies for an amount of €1,200 thousand (December 31, 2020: €1,200 thousand).
Derivatives
Purchase option to acquire unlisted software company
On
 March 26, 2021, the Group entered into two option agreements to acquire 8.50% of the share capital of an unlisted software company (“the Target”) – a service provider for the Group’s EV Cloud platform – and 100% of a third-party company, which holds 42% of the share capital of the Target. The Group paid a total consideration of €1,500 thousand for both options. The purchase price under the options amounts to €30,300 thousand and the options can be exercised up to and until November 30, 2021. The provisions of the shareholder’s agreement of the Target price include drag-along rights. Consequently, the Group is required to acquire the remaining 49.50% of the share capital of the Target upon exercising its option rights, under similar terms and conditions as the original options agreements. The purchase price for 100% of the share capital of the Target amounts to €60,000 thousand.
On
 September 28, 2021, the Group extended the option agreements under similar terms and conditions as the original option agreements. After the extension, the options can be exercised up to and until
February 28, 2022
. On February 2, 2022, the Group extended the option agreements. Refer to Note 35 for further details.
The
 options qualify as derivatives and are accounted at fair value through profit and loss. During the year ended December 31, 2021, the Group recognized a fair value gain of €
1,700
thousand in relation to the options. As at December 31, 2021, the fair value of these options amounts to €
3,200
thousand (December 31, 2020: €
nil
). The assumptions and model used for estimating the fair value of the purchase options to acquire the Target are disclosed in Note 29.
Purchase option to acquire
Mega-E
On
July 28, 2021, the Group and Meridiam EM — an indirectly wholly-owned subsidiary of Meridiam SAS, the Company’s ultimate parent — entered into a call option agreement to acquire 100% of the share capital of
Mega-E.
Meridiam EM is a related party under common control. The Group paid a consideration of € nil for the option.
The exercise of the call option by the Group is conditional upon satisfaction of the Transaction contemplated under the BCA and the call option can be exercised by the Group at the earliest on January 15, 2022, and within the six-month
period thereafter. The purchase price under the option amounts to
€9,456 thousand.
The
option qualifies as derivative and is accounted at fair value through profit and loss. The option was acquired via a transaction with a related party under common control. Therefore, the Group recognized the difference between the fair value of the option at the transaction date of €26,000 thousand and the consideration paid of € nil as a share premium contribution in equity. During the year ended December 31, 2021, the Group subsequently recognized a fair value gain of €1,200 thousand in relation to the option in the consolidated statement of profit or loss, within other income/(expenses). As at December 31, 2021, the fair value of the option amounts to €27,200 thousand (December 31, 2020: € nil). The assumptions and model used for estimating the fair value of the purchase option to acquire
Mega-E
are disclosed in Note 29.
Other derivatives
Included in the Group’s derivatives balance is an interest rate cap for which the Group entered into an agreement in September 2019 with its external lender to hedge its interest rate risk exposure. The Group prepaid a premium for
the interest rate cap for an amount of €
386
 thousand. The derivative is only used for economic hedging purposes and not as a speculative investment. The Group does not apply hedge accounting. Therefore, the Group accounts for the derivative at fair value through profit or loss.
During the year ended December 31, 2021, the Group recognized a fair value gain of €
593
thousand (2020: loss of €
208
thousand, 2019: loss of €
75
thousand) on its interest rate cap. As at December 31, 2021, the fair value of the interest rate cap amounts to €
695
thousand (December 31, 2020: €
102
thousand).
Fair
 value changes of the Group’s interest rate cap derivative are recognized in the consolidated statement of profit or loss, within finance costs which are disclosed in Note 11. Fair value changes of the Group’s purchase options derivatives are recognized in the consolidated statement of profit or loss, within other income/(expenses) which are disclosed in Note 6. Refer to Note 29 for information about the methods and assumptions used in determining the fair value of derivatives.